NOTE 8: ASSET RETIREMENT OBLIGATIONS: Schedule of Asset Retirement Obligations (Details) - SDA Mill, Audited - USD ($)	11 Months Ended	12 Months Ended
	Nov. 30, 2017	Dec. 31, 2016
Asset retirement obligations, beginning of period	$ 109,631	$ 99,974
Accretion	0	17,832
Revision due to change in estimate	0	11,085
Impact of foreign currency translation	12,393	(19,260)
Asset retirement obligations, end of period	$ 122,024	$ 109,631